Basis of Presentation	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Basis of Presentation

2. BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value. The accounting policies set out below were consistently applied to all periods presented, except for the adoption of new accounting standards and accounting policies disclosed in Note 4.

These consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The Company applies judgment in assessing the future impact of COVID-19 on its business and operations, future commodity prices, and continued access to debt and/or equity financing. Management anticipates that the Company will have sufficient cash resources to fund the planned expenditures and discharge its liabilities in the normal course of operations for at least twelve months from the date of the reporting period.